Class A Common Stock (Details) - $ / shares	9 Months Ended
	Sep. 30, 2022	Jul. 18, 2022	Dec. 31, 2021
Class A Common Stock
Common shares, shares authorized (in shares)	500,000,000		60,800,000
Common stock, par value (per share)	$ 0.0001		$ 0.0001
Common stock, shares issued (in shares)	82,266,160		60,800,000
Common stock, shares outstanding (in shares)	82,266,160	74,747,218	60,800,000
Restricted Stock Units (RSUs)
Class A Common Stock
Restricted stock units vested (in shares)	331,600
Restricted Stock Units (RSUs) | 2022 Equity Incentive Plan
Class A Common Stock
Restricted stock units vested (in shares)	331,600
Common Class A
Class A Common Stock
Common shares, shares authorized (in shares)	500,000,000		1,000
Common stock, par value (per share)			$ 0.01
Common stock, shares issued (in shares)	82,266,160		1
Common stock, shares outstanding (in shares)	82,266,160		1
Common Stock, Voting rights	one